Note 17 - Pension Plan - Amounts Recognized in Balance Sheet (Details) - Pension Plan [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Present value of accumulated benefit obligation	$ (34,934)
Effect of future compensation increases	(1,724)
Present value of projected benefit obligation	(36,659)	$ (31,421)
Fair value of plan assets	33,016	$ 30,627
Net liability for pension benefits	$ 3,643